1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

Megan C. Johnson megan.johnson@dechert.com +1 202 261 3351 Direct +1 202 261 3104 Fax

July 23, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Filing of Registration Statement on Form N-14 of Aberdeen Funds (the “Registrant”)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), for the Registrant. This Form N-14 is being filed in connection with reorganization of each of the Aberdeen International Sustainable Leaders Fund, the Aberdeen Global Equity Impact Fund and the Aberdeen Global High Income Fund, each a series of Aberdeen Investment Funds, into a corresponding series of the Registrant of the same name.

Pursuant to Rule 488 under the 1933 Act, the Registrant proposes that the Registration Statement shall become effective on August 22, 2021.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3351.

Sincerely,

/s/ Megan C. Johnson
Megan C. Johnson